Goodwill and Intangibles, Net - Goodwill (Details) $ in Thousands	9 Months Ended
Mar. 31, 2023 USD ($)
Goodwill and Intangibles, Net
Goodwill, as of June 30, 2022	$ 79,903
Additions from business acquisition	7,248
Goodwill, as of March 31, 2023	$ 87,151